6. Property and Equipment (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Property And Equipment Details
Buildings	$ 172,949	$ 164,726
Furniture & Fixtures	22,859	24,023
Vehicles	125,010	131,376
Mining Equipment	414,325	423,453
Plants/Property Improvements	4,133,656	3,928,356
Computers	35,696	37,018
Lab equipment	63,342	65,675
Total fixed assets	4,967,837	4,774,626
Less depreciation	(321,801)	(126,810)
Net fixed assets	4,646,036	4,647,816
Land	556,693	585,040
Congo right to use	360,000	360,000
Mining property	3,539,768	3,720,011
Net property and equipment	$ 9,102,497	$ 9,312,867